CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Balance, shares at Sep. 30, 2018		10,783
Balance, amount at Sep. 30, 2018	$ 21,102	$ 0	$ 44,120	$ (23,018)
Share-based compensation	2,186		2,186	0
Issuance of stock for interest, shares		1,505
Issuance of stock for interest, amount	1,605		1,605	0
Conversion of preferred Series B to common stock, shares		250
Conversion of preferred Series B to common stock, amount	1,238		1,238	0
Beneficial conversion features on subordinated debt	841		841	0
Net loss	(17,763)		0	(17,763)
Gain on redemption of preferred stock	0
Balance, shares at Sep. 30, 2019		12,538
Balance, amount at Sep. 30, 2019	9,209	$ 0	49,990	(40,781)
Share-based compensation	597		597	0
Issuance of stock for interest, shares		552
Issuance of stock for interest, amount	402		402	0
Net loss	(3,563)		0	(3,563)
Balance, shares at Dec. 31, 2019		13,090
Balance, amount at Dec. 31, 2019	6,645	$ 0	50,989	(44,344)
Balance, shares at Sep. 30, 2019		12,538
Balance, amount at Sep. 30, 2019	9,209	$ 0	49,990	(40,781)
Share-based compensation	1,559		1,559	0
Issuance of stock for interest, shares		2,795
Issuance of stock for interest, amount	1,204		1,204	0
Net loss	(14,347)		0	(14,347)
Share-based compensation, shares		23
Issuance of stock for restricted stock, shares		500
Issuance of stock for restricted stock, amount	0		0	0
Issuance of stock for debt conversion, shares		1,718
Issuance of stock for debt conversion, amount	5,185		5,185	0
Issuance of stock for preferred stock conversion, shares		93
Issuance of stock for preferred stock conversion, amount	93		93	0
Gain on redemption of preferred stock	24,475		0	24,475
Balance, shares at Sep. 30, 2020		17,667
Balance, amount at Sep. 30, 2020	27,378	$ 0	58,031	(30,653)
Share-based compensation	311		311	0
Net loss	(315)		0	(315)
Issuance of stock for preferred stock conversion, amount	105
Balance, shares at Dec. 31, 2020		17,667
Balance, amount at Dec. 31, 2020	$ 27,374	$ 0	$ 58,342	$ (30,968)